EQUITY	12 Months Ended
Dec. 31, 2017
Disclosure of Share Capital Reserves and Other Equity Interests [Abstract]
EQUITY
EQUITY
Share capital
At December 31, 2017 and 2016, the fully paid up share capital of the Company was €2,504 thousand, consisting of 193,923,499 common shares and 56,497,618 special voting shares, all with a nominal value of €0.01 per share. At December 31, 2017, the Company had 4,969,625 common shares and 4,099 special voting shares held in treasury, while at December 31, 2016, the Company had 5,000,000 common shares and 2,930 special voting shares held in treasury. The decrease in common shares held in treasury primarily reflects the granting of shares to Non-Executive Directors as part of their directors’ compensation.
The Company did not issue new common shares or special voting shares in the initial public offering and did not receive any of the proceeds.

The loyalty voting structure

The purpose of the loyalty voting structure is to reward ownership of the Company’s common shares and to promote stability of the Company’s shareholder base by granting long-term shareholders of the Company with special voting shares. Following the Separation, Exor N.V. (“Exor”) and Piero Ferrari participate in the Company’s loyalty voting program and, therefore, effectively hold two votes for each of the common shares they hold. Investors who purchased common shares in the initial public offering may elect to participate in the loyalty voting program by registering their common shares in the loyalty share register and holding them for three years. The loyalty voting program will be effected by means of the issue of special voting shares to eligible holders of common shares. Each special voting share entitles the holder to exercise one vote at the Company’s shareholders meeting. Only a minimal dividend accrues to the special voting shares allocated to a separate special dividend reserve, and the special voting shares do not carry any entitlement to any other reserve of the Group. The special voting shares have only immaterial economic entitlements and, as a result, do not impact the Company’s earnings per share calculation.

Retained earnings and other reserves
Retained earnings and other reserves includes:

•
the share premium reserve of €5,768,544 thousand at December 31, 2017 (€5,888,529 thousand at December 31, 2016). The share premium reserve originated from the issuance of common shares pursuant to the Restructuring and from a share premium contribution of €1,162 thousand made by FCA in 2015 and received in 2016. As explained below, the movements in 2017 and 2016 relate to cash distributions made from this reserve;

•	the legal reserve of €8 thousand at December 31, 2017 and €14 thousand at December 31, 2016, determined in accordance with Dutch law.
Following approval of the annual accounts by the shareholders at the Annual General Meeting of the Shareholders on April 14, 2017, a cash distribution of €0.635 per common share was approved, corresponding to a total distribution of €119,985 thousand. In May 2017 the Company paid €114,738 thousand of the distribution and the remainder was paid in July 2017. Following approval of the annual accounts by the shareholders at the Annual General Meeting of the Shareholders on April 15, 2016, the Company paid a cash distribution of €0.46 per common share in May 2016, corresponding to a total distribution of €86,905 thousand. Both distributions were made from the share premium reserve which is a distributable reserve under Dutch law.

At December 31, 2017 a cumulative amount of €28,179 thousand was recognized as an increase to other reserves for the PSU and RSU awards under the Group’s equity incentive plan. See Note 22 for additional details.

Equity-settled Non-Executive Directors’ compensation amounted to €418 thousand and €1,110 thousand for the years ended December 31, 2017 and 2016 and was recognized as an increase to other reserves. See Note 29 for additional details.

Other comprehensive income
The following table presents other comprehensive income:

	For the years ended December 31,
	2017	2016	2015
	(€ thousand)
Items that will not be reclassified to the consolidated income statement in subsequent periods:
(Losses)/Gains on remeasurement of defined benefit plans (1)	(730)	(1,448)	898
Total items that will not be reclassified to the consolidated income statement in subsequent periods	(730)	(1,448)	898
Items that may be reclassified to the consolidated income statement in subsequent periods:
Gains/(Losses) on cash flow hedging instruments arising during the period	54,695	(18,282)	(160,606)
(Gains)/Losses on cash flow hedging instruments reclassified to the consolidated income statement	(19,724)	69,368	168,840
Gains on cash flow hedging instruments	34,971	51,086	8,234
Exchange differences on translating foreign operations arising during the period	(15,346)	4,118	13,344
Total items that may be reclassified to the consolidated income statement in subsequent periods	19,625	55,204	21,578
Total other comprehensive income	18,895	53,756	22,476
Related tax impact	(9,554)	(16,961)	(2,908)
Total other comprehensive income, net of tax	9,341	36,795	19,568
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(1)
For the year ended December 31, 2017 includes €45 thousand related to the Group’s proportionate share of the remeasurement of defined benefit plans of FFS GmbH, for which the Group holds a 49.9 percent interest.

Losses on remeasurement of defined benefit plans mainly include actuarial gains and losses arising during the period. These gains and losses are offset against the related net defined benefit liabilities.
The tax effect relating to other comprehensive income are as follows:

	For the years ended December 31,
	2017			2016			2015
	Pre-tax balance	Related tax impact	Net balance	Pre-tax balance	Related tax impact	Net balance	Pre-tax balance	Related tax impact	Net balance
	(€ thousand)
(Losses)/Gains on remeasurement of defined benefit plans	(730)	203	(527)	(1,448)	(18)	(1,466)	898	(308)	590
Gains on cash flow hedging instruments	34,971	(9,757)	25,214	51,086	(16,943)	34,143	8,234	(2,600)	5,634
Exchange gains on translating foreign operations	(15,346)	—	(15,346)	4,118	—	4,118	13,344	—	13,344
Total other comprehensive income	18,895	(9,554)	9,341	53,756	(16,961)	36,795	22,476	(2,908)	19,568

Transactions with non-controlling interests

With the exception of dividends paid to non-controlling interests, there were no transactions with non-controlling interests for the years ended December 31, 2017 or 2016.

Transactions with non-controlling interests for the year ended December 31, 2015 relate to the purchase of the remaining 10 percent of NCI of the subsidiary FFS from Aldasa GmbH. The purchase price for the FFS shares was €8,500 thousand (based on an independent valuation) and the carrying value of the 10 percent interest at the time of purchase was €5,898 thousand. In accordance with IAS 27, the difference of €2,602 thousand was recorded as a reduction to equity.
Policies and processes for managing capital
The Group’s objectives when managing capital are to create value for shareholders as a whole, safeguard business continuity and support the growth of the Group. As a result, the Group endeavors to maintain a satisfactory economic return for its shareholders and guarantee economic access to external sources of funds.